SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Equity [Abstract]
Loss from continuing operations available to shareholders		$ (189,007)	$ (2,097)
Income (loss) from discontinued operations available to shareholders		254,818	(37,951)
Net income (loss) available to shareholders		$ 65,811	$ (40,048)
Diluted weighted average ordinary shares outstanding	[1]	19,777,339	18,630
Basic weighted average ordinary shares outstanding	[1]	19,777,339	18,630
Basic income (loss) per share from continuing operations		$ (9.55)	$ (112.56)
Diluted income (loss) per share from continuing operations		(9.55)	(112.56)
Basic loss per share from discontinued operations		12.88	(2,037.09)
Diluted loss per share from discontinued operations		12.88	(2,037.09)
Basic weighted average ordinary shares outstanding	[1]	3.33	(2,149.65)
Diluted weighted average ordinary shares outstanding	[1]	$ 3.33	$ (2,149.65)

[1]	Retrospectively restated for the effect of the Share Consolidation